Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plan
(19)
Equity Incentive Plan

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan was effective as of April 14, 2009. Under the 2009 Stock Option Plan, awards could be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards could be granted under the 2009 Stock Option Plan was 100,000 shares. The 2009 Stock Option Plan terminated on April 13, 2019, and no additional awards may be issued under the 2009 Stock Option Plan. The awards granted under the 2009 Stock Option Plan prior to the Plan's expiration will remain outstanding until exercised or otherwise terminated. As of December 31, 2023, the Company had outstanding 2,433 options under the 2009 Stock Option Plan with a weighted average exercise price of $35.96.

During the second quarter of 2016, the Company’s shareholders approved the Wilson Bank Holding Company 2016 Equity Incentive Plan, which authorizes awards of up to 750,000 shares of common stock. The 2016 Equity Incentive Plan was approved by the Board of Directors and effective as of January 25, 2016 and approved by the Company’s shareholders on April 12, 2016. On September 26, 2016, the Board of Directors approved an amendment and restatement of the 2016 Equity Incentive Plan (as amended and restated the “2016 Equity Incentive Plan”) to make clear that directors who are not also employees of the Company may be awarded stock appreciation rights. The primary purpose of the 2016 Equity Incentive Plan is to promote the interest of the Company and its shareholders by, among other things, (i) attracting and retaining key officers, employees and directors of, and consultants to, the Company and its subsidiaries and affiliates, (ii) motivating those individuals by means of performance-related incentives to achieve long-range performance goals, (iii) enabling such individuals to participate in the long-term growth and financial success of the Company, (iv) encouraging ownership of stock in the Company by such individuals, and (v) linking their compensation to the long-term interests of the Company and its shareholders. Except for certain limitations, awards can be in the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares and restricted share units, performance awards and other stock-based awards. As of December 31, 2023, the Company had 175,045 shares remaining available for issuance under the 2016 Equity Incentive Plan. As of December 31, 2023, the Company had outstanding under the 2016 Equity Incentive Plan 212,541 stock options with a weighted average exercise price of $57.32, 157,020 cash-settled stock appreciation rights with a weighted average exercise price of $54.88, and 15,866 restricted share awards, restricted share unit awards, and performance share unit awards.

Stock Options and Stock Appreciation Rights

As of December 31, 2023, the Company had outstanding 214,974 stock options with a weighted average exercise price of $57.08 and 157,020 cash-settled stock appreciation rights with a weighted average exercise price of $54.88. Included in other liabilities at December 31, 2023 and 2022 were $3,297,000 and $3,020,000 in accrued cash-settled stock appreciation rights, respectively.

The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2023, 2022 and 2021:

	2023	2022	2021
Expected dividends	2.38%	1.85%	1.53%
Expected term (in years)	8.25	7.78	9.13
Expected stock price volatility	38%	37%	36%
Risk-free rate	3.54%	3.03%	1.45%

The expected stock price volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield and forfeiture rate assumptions are based on the Company’s history and expectation of dividend payouts and forfeitures.

A summary of the stock option and cash-settled SAR activity for 2023, 2022 and 2021 is as follows:

	2023		2022		2021
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	414,778	$55.13	357,254	$50.18	284,591	$43.71
Granted	5,000	69.00	117,665	64.13	121,830	61.48
Exercised	(42,617)	47.23	(58,841)	43.27	(48,867)	40.76
Forfeited or expired	(5,167)	60.35	(1,300)	45.50	(300)	37.60
Outstanding at end of year	371,994	$56.15	414,778	$55.13	357,254	$50.18
Options and cash-settled SARs exercisable at year end	186,431	$50.22	167,918	$46.09	159,560	$41.93

The weighted average fair value at the grant date of options and cash-settled SARs granted during the years 2023, 2022 and 2021 was $24.76, $22.64 and $22.10, respectively. The total intrinsic value of options and cash-settled SARs exercised during the years 2023, 2022 and 2021 was $959,000, $1,310,000 and $962,000, respectively.

The following table summarizes information about outstanding and exercisable stock options and cash-settled SARs at December 31, 2023:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/23	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/23	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$34.31 - $54.75	112,500	$42.30	3.27	108,368	$42.14	3.24
$55.75 - $69.00	259,494	$62.16	7.62	78,063	$61.43	7.00
	371,994			186,431
Aggregate intrinsic value (in thousands)	$5,710			$3,968

As of December 31, 2023, there was $3,497,000 of total unrecognized cost related to non-vested stock options and cash-settled SARs granted under the Company’s equity incentive plans. The cost is expected to be recognized over a weighted-average period of 2.88 years.

Time-Based Vesting Restricted Shares and Restricted Share Units

A summary of restricted share awards and restricted shares unit awards activity for the twelve months ended December 31, 2023 is as follows:

	Restricted Share Awards		Restricted Share Units
	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
December 31, 2022	1,075	$64.03	—	$—
Granted	—	—	14,833	69.00
Vested	(774)	62.99	—	—
Forfeited	—	—	(375)	69.00
Outstanding at December 31, 2023	301	$66.70	14,458	$69.00

The restricted shares and restricted share units vest over various time periods. As of December 31, 2023, there was $18,000 of unrecognized compensation cost related to non-vested restricted share awards. The cost is expected to be expensed over a weighted-average period of 1.88 years. As of December 31, 2023, the fair value of restricted share awards vested totaled $55,000. As of December 31, 2023, there was $805,000 of unrecognized compensation cost related to non-vested restricted share units, all of which were granted to employees of the Bank in the second quarter of 2023. The cost is expected to be expensed over a weighted-average period of 4.38 years.

Performance-Based Vesting Restricted Stock Units ("PSUs")

The Company awards performance-based restricted stock units to officers and other employees of the Bank. Under the terms of the awards, the number of units that will be earned and thereafter settled in shares of common stock will be based on the employee's performance against certain performance metrics over a fixed three-year performance period. Compensation expense for PSUs is estimated each period based on the fair value of the Company's common stock at the grant date and the most probable outcome of the performance condition, adjusted for the passage of time within the performance period of the awards.

The following tables detail the PSUs outstanding at December 31, 2023.

	Performance Stock Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	1,107	67.85
Vested	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2023	1,107	$67.85

Grant Year	Grant Price	Applicable Performance Period	Period in which units to be settled	PSUs Outstanding
2023	$67.85	2023-2025	2024-2026	1,107

As of December 31, 2023, there was $50,000 of total unrecognized cost related to non-vested performance based restricted share units. The cost is expected to be expensed over a weighted-average period of 2.09 years.